Share-based compensation plans (Inputs used in the measurement - Cash) (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) yr shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	0	0
Average strike price	$ 0	$ 0
Number of options, reporting date | shares	259,958	1,396,289	3,053,571
Average strike price, reporting date	$ 15.05	$ 14.73
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	178,600
Expected vesting	78.00%
Expected life of option | yr	3
Expected forfeitures	9.00%
Weighted average measurement date fair values	$ 55.00
Number of options, reporting date | shares	636,588
Expected vesting, reporting date	65.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	0.9
Expected forfeitures, reporting date	4.00%
Weighted average measurement date fair values	$ 73.91
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	119,010
Expected vesting	0.00%
Expected life of option | yr	3
Expected forfeitures	9.00%
Weighted average measurement date fair values	$ 55.00
Number of options, reporting date | shares	423,453
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	1.0
Expected forfeitures, reporting date	8.00%
Weighted average measurement date fair values	$ 73.91
Phantom Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, reporting date | shares	35,361
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 12.48	$ 12.29
Expected dividend, reporting date | $	$ 0.16
Expected volatility, reporting date	43.00%
Risk free interest rate, reporting date	2.90%
Expected life of option, reporting date | yr	2.9
Expected forfeitures, reporting date	7.00%
Weighted average measurement date fair values	$ 61.98
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	9,096
Expected vesting	0.00%
Expected life of option | yr	3
Expected forfeitures	7.00%
Weighted average measurement date fair values	$ 55.00
Number of options, reporting date | shares	25,560
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0.16
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	1.0
Expected forfeitures, reporting date	7.00%
Weighted average measurement date fair values	$ 73.91